Financial Risk Management - Summary of Decrease in Interbank Interest Rates (Basis Points) (Detail) $ in Thousands	Dec. 31, 2020 MXN ($)
Likely (25 bps) [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Derivative, value or contract	$ (55,514)
Possible (50 bps) [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Derivative, value or contract	(83,271)
Stress (100 bps) [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Derivative, value or contract	(210,953)
Cash flow hedge [Member] | Likely (25 bps) [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Derivative, value or contract	(55,514)
Cash flow hedge [Member] | Possible (50 bps) [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Derivative, value or contract	(83,271)
Cash flow hedge [Member] | Stress (100 bps) [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Derivative, value or contract	$ (210,953)